Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	TOTALIGENT, INC.
Entity Central Index Key	0000846377
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	80-0142655
Entity Address Address Line 1	3651 FAU Blvd.
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33431
City Area Code	561
Local Phone Number	360-3565